United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeffrey Malbasa
Title: 	Director of Marketing
Phone:	216-464-6266
Signature, Place and Date of Signing:

Jeffrey Malbasa	Cleveland, Ohio		February 4, 2009

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$76,370,203


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	15,298	191629	Sole		191629
Procter & Gamble Co	Com	742718109	3,336	53967	Sole		53967
Johnson & Johnson	Com	478160104	3,146	52581	Sole		52581
CR Bard Inc.	Com	067383109	3,126	37095	Sole		37095
Novartis A G ADR (Switzerland)	Com	66987V109	2,733	54920	Sole		54920
Becton Dickinson & Company	Com	075887109	2,601	38025	Sole		38025
ConocoPhillips	Com	20825C104	2,573	49675	Sole		49675
Costco Wholesale Corporation New	Com	22160K105	2,560	48760	Sole		48760
Oracle Corporation	Com	68389X105	2,485	140145	Sole		140145
Bank of New York Mellon Corp.	Com	040047102	2,283	80588	Sole		80588
Microsoft Corporation	Com	594918104	2,191	112708	Sole		112708
Cisco Systems Inc.	Com	17275R102	2,113	129617	Sole		129617
Kohls Corporation	Com	500255104	2,080	57470	Sole		57470
Intel Corporation	Com	458140100	2,024	138083	Sole		138083
Cerner Corporation	Com	156782104	1,997	51945	Sole		51945
General Elec Company	Com	369604103	1,986	122622	Sole		122622
Danaher Corp Del	Com	235851102	1,971	34820	Sole		34820
EMC Corp Mass	Com	268648102	1,931	184473	Sole		184473
Chevrontexaco Corporation	Com	166764100	1,899	25678	Sole		25678
Accenture Ltd.	Com	G1150G111	1,725	52595	Sole		52595
Metlife Inc.	Com	59156R108	1,678	48138	Sole		48138
L-3 Communications Hldgs Inc.	Com	502424104	1,618	21936	Sole		21936
Noble Corp.	Com	G65422100	1,565	70825	Sole		70825
Eaton Corporation	Com	278058102	1,543	31050	Sole		31050
Parker-Hannifin	Com	701094104	1,538	36165	Sole		36165
BP PLC ADR	Com	055622104	1,524	32599	Sole		32599
Valero Energy Corporation New	Com	91913Y100	1,422	65692	Sole		65692
Progressive Corp Ohio	Com	743315103	1,153	77876	Sole		77876
RPM International Inc.	Com	749685103	1,136	85460	Sole		85460
Applied Materials Inc.	Com	038222105	979	96632	Sole		96632
Lincoln Elec Hldgs Inc.	Com	533900106	395	7750	Sole		7750
International Business Machines	Com	459200101	390	4637	Sole		4637
Verizon Communications	Com	92343V104	346	10219	Sole		10219
PetroHawk Energy Corp.	Com	716495106	309	19800	Sole		19800
America Movil S A De C V Spon Adr L Shs	Com	02364W105	272	8785	Sole		8785
Merck & Co. Inc.	Com	589331107	221	7276	Sole		7276
Philip Morris International Inc	Com	718172109	221	5080	Sole		5080